Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Reconciliation between Statutory and Effective Tax Rates
The reconciliation between the statutory and the effective tax rates is provided as follows:

Year ended December 31 (millions of Canadian dollars)	2015	2014
Income taxes / provision for PILs at statutory rate	216	222

Increase (decrease) resulting from:
Net temporary differences included in amounts charged to customers:
Capital cost allowance in excess of depreciation and amortization	(37)	(72)
Pension contributions in excess of pension expense	(25)	(24)
Overheads capitalized for accounting but deducted for tax purposes	(15)	(15)
Interest capitalized for accounting but deducted for tax purposes	(13)	(13)
Environmental expenditures	(5)	(5)
Non-refundable investment tax credits	(2)	(3)
Post-retirement and post-employment benefit expense in excess of cash payments	(1)	3
Prior year’s adjustments	(1)	(4)
Other	(2)	(1)

Net temporary differences	(101)	(134)
Net tax benefit resulting from transition from PILs Regime to Federal Tax Regime	(9)	—
Hydro One Brampton spin-off	7	—
Net permanent differences	1	1

Total income taxes / provision for PILs	114	89

Major Components of Income Tax Expense

The major components of income tax expense are as follows:

Year ended December 31 (millions of Canadian dollars)	2015	2014
Current income taxes / provision for PILs	2,931	79
Deferred income taxes / provision for (recovery of) PILs	(2,817)	10

Total income taxes / provision for PILs	114	89

Effective income tax rate	13.97%	10.63%

Schedule of Deferred Income Tax Assets and Liabilities
At December 31, 2015 and 2014, deferred income tax assets and liabilities consisted of the following:

December 31 (millions of Canadian dollars)	2015	2014
Deferred income tax assets
Depreciation and amortization in excess of capital cost allowance	918	(4)
Post-retirement and post-employment benefits expense in excess of cash payments	572	8
Environmental expenditures	75	4
Non-capital losses	62	—
Other	2	(1)

Total deferred income tax assets	1,629	7
Less: current portion	19	—

	1,610	7

December 31 (millions of Canadian dollars)	2015	2014
Deferred income tax liabilities
Regulatory amounts that are not recognized for tax purposes	(153)	(140)
Partnership interest	(41)	(38)
Goodwill	(10)	(21)
Capital cost allowance in excess of depreciation and amortization	(1)	(1,713)
Post-retirement and post-employment benefits expense in excess of cash payments	—	559
Environmental expenditures	—	59
Other	(1)	—

Total deferred income tax liabilities	(206)	(1,294)
Less: current portion	—	19

	(206)	(1,313)